Borrowings and financing	12 Months Ended
Dec. 31, 2024
Borrowings And Financing
Borrowings and financing

18	Borrowings and financing

	December 31, 2024			December 31, 2023
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
12th issue debentures	-	-	-	45,450	22,385	67,835
18th issue debentures	-	-	-	46,962	-	46,962
22nd issue debentures	179,350	-	179,350	170,957	170,616	341,573
23rd issue debentures	125,000	249,354	374,354	490,810	374,279	865,089
24th issue debentures	-	538,606	538,606	-	512,122	512,122
26th issue debentures	-	1,371,685	1,371,685	-	1,302,042	1,302,042
27th issue debentures	199,590	299,391	498,981	200,000	498,634	698,634
28th issue debentures	444,100	626,762	1,070,862	127,715	1,070,457	1,198,172
29th issue debentures	250,000	1,107,523	1,357,523	-	1,314,136	1,314,136
30th issue debentures	125,000	748,405	873,405	125,000	873,231	998,231
31th issue debentures	-	2,934,936	2,934,936	-	-	-
32th issue debentures	-	2,496,521	2,496,521	-	-	-
Brazilian Federal Savings Bank	123,495	1,559,847	1,683,342	108,210	1,508,275	1,616,485
Brazilian Development Bank - BNDES PAC II 9751	7,348	9,131	16,479	7,286	16,316	23,602
Brazilian Development Bank - BNDES PAC II 9752	4,978	6,223	11,201	4,936	11,107	16,043
Brazilian Development Bank - BNDES ONDA LIMPA	6,855	-	6,855	27,219	6,766	33,985
Brazilian Development Bank - BNDES TIETÊ III	202,398	455,333	657,731	200,693	652,175	852,868
Brazilian Development Bank - BNDES 2015	34,436	328,772	363,208	34,146	360,021	394,167
Brazilian Development Bank - BNDES 2014	6,694	3,552	10,246	6,638	10,107	16,745
Inter-American Development Bank - IDB 2202	181,349	1,803,222	1,984,571	181,349	1,983,615	2,164,964
Inter-American Development Bank - IDB INVEST	44,300	771,201	815,501	39,550	814,840	854,390
Inter-American Development Bank - IDB INVEST 2022	18,800	419,697	438,497	14,100	438,241	452,341
Inter-American Development Bank - IDB INVEST 2023	16,450	431,410	447,860	14,100	447,791	461,891
International Finance Corporation – IFC 2022	34,200	680,626	714,826	22,800	713,910	736,710

	December 31, 2024			December 31, 2023
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
International Finance Corporation – IFC 2023	10,000	977,574	987,574	-	986,651	986,651
International Finance Corporation – IFC 2024	-	1,048,579	1,048,579	-	-	-
Leases (Concession Agreements, Program Contracts and Contract Asset)	108,533	208,611	317,144	49,884	259,326	309,210
Leases (Others)	97,657	53,267	150,924	68,499	73,801	142,300
Other	1,868	931	2,799	3,003	2,910	5,913
Interest and other charges	548,372	-	548,372	377,398	-	377,398
Total in local currency	2,770,773	19,131,159	21,901,932	2,366,705	14,423,754	16,790,459
Borrowings and financing outstanding balance	December 31, 2024			December 31, 2023
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - IDB 1212 – US$10,278 thousand (US$20,556 thousand in December 2023)	63,645	-	63,645	49,759	49,759	99,518
Inter-American Development Bank - IDB 4623 – US$156,958 thousand (US$152,187 thousand in December 2023)	25,577	919,189	944,766	-	712,449	712,449
International Bank of Reconstruction and Development (IBRD) – IBRDs 7662 e 8916 – US$136,741 thousand (US$107,445 thousand in December 2023)	37,707	793,697	831,404	29,433	477,554	506,987
JICA 15 – ¥5,762,150 thousand (¥6,914,580 thousand in December 2023)	47,710	181,946	229,656	39,437	197,180	236,617
JICA 18 – ¥5,180,800 thousand (¥6,216,960 thousand in December 2023)	40,462	163,491	203,953	35,457	177,168	212,625
JICA 17 – ¥3,175,656 thousand (¥3,464,352 thousand in December 2023)	16,414	113,216	129,630	9,879	107,880	117,759
JICA 19 – ¥22,668,975 thousand (¥24,482,493 thousand in December 2023)	99,168	821,749	920,917	62,059	774,200	836,259
Interest and charges	32,394	-	32,394	23,677	-	23,677
Total in foreign currency	363,077	2,993,288	3,356,365	249,701	2,496,190	2,745,891

Total borrowings and financing	3,133,850	22,124,447	25,258,297	2,616,406	16,919,944	19,536,350

Exchange rate as of December 31, 2024: US$6.1923; ¥0.03947 (as of December 31, 2023: US$4.8413; ¥0.03422).

As of December 31, 2024, the Company did not have balances of borrowings and financing, raised during the year, to maturing within 12 months.

	December 31, 2024
Financial institution	Amortized cost	Adjustment	Total

JICA 15 – ¥ 5,762,150 thousand (december/23 – ¥ 6.914.580 thousand in December 2023)	227,432	2,224	229,656
JICA 18 – ¥ 5,180,800 thousand (¥ 6.216.960 thousand in December 2023)	204,388	(435)	203,953
JICA 17 – ¥ 3,175,656 mil (¥ 3.464.352 thousand in December 2023)	124,619	5,011	129,630
JICA 19 – ¥ 22,668,975 mil (¥ 24.482.493 thousand in December 2023)	893,329	27,588	920,917
Interest and charges	8,363	-	8,363
Total	1,458,131	34,388	1,492,519

Local currency	Guarantees	Maturity	Annual interest rate	Inflation adjustment

12th issue debentures	Own funds	2025	TR + 9.5%
18th issue debentures	Own funds	2024	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
22nd issue debentures	Own funds	2025	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
23rd issue debentures	Own funds	2027	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
24th issue debentures	Own funds	2029	3.20% (Series 1) and 3.37% (Series 2)	IPCA (Series 1 and 2)
26th issue debentures	Own funds	2030	4.65% (series 1) and 4.95% (series 2)	IPCA (series 1 and 2)
27th issue debentures	Own funds	2027	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
28th issue debentures	Own funds	2028	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
29th issue debentures	Own funds	2036	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)	IPCA (series 2 and 3)
30th issue debentures	Own funds	2029	CDI +1.30% (Series 1) and 1.58% (Series 2)
31th issue debentures	Own funds	2034	CDI +0.49% (Series 1) e CDI+1.10% (series 2) e CDI+1.31% (Series 3)
32th issue debentures	Own funds	2026	CDI+ 0.30%
Brazilian Federal Savings Bank	Own funds	2025/2042	5% to 9.5%	TR
Brazilian Development Bank – BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank – BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank – BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank – BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank – BNDES 2015	Own funds	2035	TJLP+2.18%
Brazilian Development Bank – BNDES 2014	Own funds	2026	TJLP+1.76%
Inter-American Development Bank – IDB 2202	Government	2035	CDI+0.86%
Inter-American Development Bank – IDB INVEST	Own funds	2034	CDI+1.90% and CDI+2.70%
Inter-American Development Bank – IDB INVEST 2022	Own funds	2036	CDI+2.50%
Inter-American Development Bank – IDB INVEST 2023	Own funds	2036	CDI+0.50%
International Finance Corporation – IFC 2022	Own funds	2032	CDI+2.00%
International Finance Corporation – IFC 2023	Own funds	2033	CDI+2.00%
International Finance Corporation – IFC 2024	Own funds	2034	CDI+0.3735%
Fehidro	Own funds	2035	3%
Leases (Concession Agreements, Program Contracts and Contract Asset)		2035	7.73% to 10.12%	IPC
Leases (Others)		2042	9.74% to 15.24%

Foreign currency	Guarantees	Maturity	Annual interest rate	Exchange rate changes	Hedge cost

Inter-American Development Bank - IDB 1212 - US$10,278 thousand	Government	2025	SOFR + 5.34% (*)	US$	DI -0.47% p.a.
Inter-American Development Bank - IDB 4623 - US$152,187 thousand	Government	2044	SOFR + 6.50940% (*)	US$	DI -0.06% p.a.
International Bank for Reconstruction and Development (IBRD) – IBRDs 7662 and 8916 - US$111,425 thousand	Government	2034	SOFR + 5.89% and 6.99% (*)	US$	DI -0.66% a.a. e DI +0.41% p.a.
JICA 15 – ¥5,762,150 thousand	Government	2029	1.8% and 2.5%	Yen	DI +0.82% p.a.
JICA 18 – ¥5,180,800 thousand	Government	2029	1.8% and 2.5%	Yen	DI +0.79% p.a.
JICA 17– ¥3,320,004 thousand	Government	2035	1.2% and 0.01%	Yen	DI -0.25% p.a.
JICA 19– ¥22,668,975 thousand	Government	2037	1.7% and 0.01%	Yen	DI +0.32% p.a.

(i)       Payment schedule – book value as of December 31, 2024

	2025	2026	2027	2028	2029	2030	2031 to 2044	TOTAL
LOCAL CURRENCY
Debentures	1,323,040	3,719,487	1,415,030	674,405	1,316,921	1,288,121	1,959,219	11,696,223
Brazilian Federal Savings Bank	123,495	131,136	139,242	147,721	153,538	151,203	837,007	1,683,342
BNDES	262,709	252,712	239,862	84,973	34,436	34,436	156,592	1,065,720
IDBs – National	260,899	330,209	315,069	420,959	383,238	349,769	1,626,286	3,686,429
IFCs	44,200	64,450	91,400	147,450	218,700	335,000	1,849,779	2,750,979
Leases (Concession Agreements, Program Contracts and Contract Asset)	206,190	64,682	22,690	29,417	20,579	124,510	-	468,068
Other	1,868	931	-	-	-	-	-	2,799
Interest and other charges	548,372	-	-	-	-	-	-	548,372
TOTAL IN LOCAL CURRENCY	2,770,773	4,563,607	2,223,293	1,504,925	2,127,412	2,283,039	6,428,883	21,901,932
FOREIGN CURRENCY
IDB	89,222	51,155	51,155	51,155	51,155	51,155	663,414	1,008,411
IBRD	37,707	37,707	37,707	37,707	50,233	62,759	567,584	831,404
JICA	203,754	169,367	169,367	169,367	169,269	82,983	520,049	1,484,156
Interest and other charges	32,394	-	-	-	-	-	-	32,394
TOTAL IN FOREIGN CURRENCY	363,077	258,229	258,229	258,229	270,657	196,897	1,751,047	3,356,365
Total	3,133,850	4,821,836	2,481,522	1,763,154	2,398,069	2,479,936	8,179,930	25,258,297

(ii)       Changes

	December 31, 2023	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Fair Value	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Exchange rate change reclassified to OCI	Interest paid	Amortization payment	Accrued interest	Provision for interest and fees – Capitalized	Provision for interest/rates reclassifiedto OCI	Expenses with borrowing costs	December 31, 2024

EM MOEDA NACIONAL
Debentures	7,534,818	-	5,440,478	(13,010)	116,330	-	25,579	-	(795,005)	(1,232,091)	801,565	169,235	-	14,124	12,062,023
Brazilian Federal Savings Bank	1,621,014	-	165,873	-	10,503	-	2,879	-	(128,418)	(112,399)	101,284	27,321	-	-	1,688,057
BNDES	1,341,472	-	-	-	7,413	-	2,518	-	(93,215)	(281,867)	67,629	24,887	-	238	1,069,075
BID 2202	2,252,742	-	-	-	-	-	-	-	(257,571)	(181,349)	139,993	104,513	-	955	2,059,283
BID INVEST 2020	900,367	-	-	-	-	-	-	-	(115,506)	(39,550)	15,854	93,554	-	661	855,380
IFC 2022	757,297	-	-	-	-	-	-	-	(94,577)	(22,800)	46,651	46,372	-	915	733,858
IFC 2023	1,006,642	-	-	(528)	-	-	-	-	(116,964)	-	61,841	60,871	-	1,451	1,013,313
IFC 2024	-	-	1,060,000	(11,428)	-	-	-	-	-	-	5,698	4,470	-	7	1,058,747
IDB INVEST 2022	454,543	-	-	-	-	-	-	-	(59,504)	(14,100)	59,752	-	-	256	440,947
IDB INVEST 2023	464,131	-	-	-	-	-	-	-	(59,907)	(14,100)	60,191	-	-	70	450,385
Leases (Concession Agreements, Program Contracts and Contract Asset)	309,210	-	-	-	-	-	-	-	(104,725)	-	112,659	-	-	-	317,144
Leases (Others)	142,300	84,048	-	-	-	-	-	-	(31,799)	(105,839)	62,214	-	-	-	150,924
Others	5,923	-	2,472	-	7	-	-	-	(178)	(5,625)	163	2	-	32	2,796
TOTAL IN LOCAL CURRENCY	16,790,459	84,048	6,668,823	(24,966)	134,253	-	30,976	-	(1,857,369)	(2,009,720)	1,535,494	531,225	-	18,709	21,901,932

FOREIGN CURRENCY
IDBs	819,455	-	29,428	(4,096)	196,490	-	-	26,808	(58,916)	(53,446)	57,242	-	3,609	1,259	1,017,833
IBRD	515,015	-	204,314	(2,749)	132,645	-	9	21,920	(37,492)	(32,319)	40,715	298	3,065	596	846,017
JICA	1,411,421	-	-	-	196,087	34,388	994	-	(22,917)	(150,778)	22,314	800	-	206	1,492,515
TOTAL IN FOREIGN CURRENCY	2,745,891	-	233,742	(6,845)	525,222	34,388	1,003	48,728	(119,325)	(236,543)	120,271	1,098	6,674	2,061	3,356,365
Total	19,536,350	84,048	6,902,565	(31,811)	659,475	34,388	31,979	48,728	(1,976,694)	(2,246,263)	1,655,765	532,323	6,674	20,770	25,258,297

	December 31, 2022	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization payment	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2023

LOCAL CURRENCY
Debentures	8,166,366	-	-	(2,043)	114,228	21,421	(839,833)	(741,812)	628,580	176,739	11,172	7,534,818
Brazilian Federal Savings Bank	1,526,185	-	174,058	-	22,023	5,475	(122,843)	(106,982)	98,428	24,670	-	1,621,014
BNDES	1,380,993	-	190,000	-	10,326	2,464	(97,829)	(241,992)	78,745	18,516	249	1,341,472
IDB 2202	2,450,550	-	-	-	-	-	(328,627)	(181,349)	135,524	175,689	955	2,252,742
IDB INVEST 2020	943,619	-	-	-	-	-	(138,676)	(37,340)	27,360	104,739	665	900,367
IFC 2022	774,525	-	-	-	-	-	(114,131)	(15,200)	15,029	96,160	914	757,297
IFC 2023	-	-	1,000,000	(13,652)	-	-	(2,434)	-	11,335	11,090	303	1,006,642
IDB INVEST 2022	469,327	-	-	-	-	-	(72,245)	(14,100)	71,305	-	256	454,543
IDB INVEST 2023	-	-	470,000	(1,083)	-	-	(41,022)	(7,050)	43,263	-	23	464,131
Leases (Concession Agreements, Program Contracts and Contract Asset)	357,844	-	-	-	-	-	(54,135)	(48,634)	54,135	-	-	309,210
Leases (Others)	101,374	108,405	-	-	-	-	(39,918)	(88,452)	60,891	-	-	142,300
Other	12,130	-	3,629	-	60	-	(587)	(9,884)	566	9	-	5,923
TOTAL IN LOCAL CURRENCY	16,182,913	108,405	1,837,687	(16,778)	146,637	29,360	(1,852,280)	(1,492,795)	1,225,161	607,612	14,537	16,790,459

FOREIGN CURRENCY
IDBs	532,693	-	384,824	(5,137)	(45,895)	-	(33,808)	(51,178)	36,929	-	1,027	819,455
IBRD	399,762	-	173,547	(3,032)	(30,374)	-	(22,089)	(31,009)	27,663	57	490	515,015
JICA	1,803,109	-	-	-	(231,877)	105	(26,795)	(157,785)	23,697	763	204	1,411,421
IDB 1983AB	40,194	-	-	-	(1,813)	-	(1,447)	(38,323)	909	311	169	-
TOTAL IN FOREIGN CURRENCY	2,775,758	-	558,371	(8,169)	(309,959)	105	(84,139)	(278,295)	89,198	1,131	1,890	2,745,891
TOTAL	18,958,671	108,405	2,396,058	(24,947)	(163,322)	29,465	(1,936,419)	(1,771,090)	1,314,359	608,743	16,427	19,536,350

	December 31, 2021	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization payment	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2022

LOCAL CURRENCY
Debentures	7,467,968	-	1,000,000	(4,320)	165,879	-	(712,966)	(563,504)	544,116	257,951	11,242	8,166,366
Brazilian Federal Savings Bank	1,483,113	-	119,437	-	17,247	7,131	(117,041)	(100,855)	80,422	36,731	-	1,526,185
BNDES	1,392,844	-	200,000	-	7,020	3,117	(104,596)	(222,353)	67,311	37,391	259	1,380,993
IDB 2202	2,589,442	-	-	-	-	-	(281,971)	(181,349)	98,574	224,899	955	2,450,550
IDB INVEST	956,942	-	-	-	-	-	(108,921)	(34,800)	129,733	-	665	943,619
IFC	-	-	760,000	(9,385)	-	-	(24,978)	-	-	48,507	381	774,525
IDB INVEST 2022	-	-	470,000	(3,922)	-	-	(30,698)	-	33,840	-	107	469,327
Leases (Concession Agreements, Program Contracts and Contract Assets)	397,311	-	-	-	-	-	(54,390)	(39,467)	54,390	-	-	357,844
Leases (Others)	125,969	42,182	-	-	-	-	(17,659)	(84,437)	35,319	-	-	101,374
Other	14,094	-	3,654	-	56	2	(789)	(5,669)	748	34	-	12,130
TOTAL IN LOCAL CURRENCY	14,427,683	42,182	2,553,091	(17,627)	190,202	10,250	(1,454,009)	(1,232,434)	1,044,453	605,513	13,609	16,182,913

FOREIGN CURRENCY
IDBs	387,837	-	226,497	(6,732)	(20,355)	-	(12,581)	(56,273)	13,733	-	567	532,693
IBRD	420,881	-	39,417	(3,166)	(28,665)	61	(3,779)	(30,895)	5,525	20	363	399,762
JICA	2,401,887	-	15,546	-	(437,296)	3,243	(33,167)	(177,007)	26,597	3,102	204	1,803,109
BID 1983AB	85,548	-	-	-	(5,602)	-	(1,952)	(40,115)	1,284	614	417	40,194
TOTAL IN FOREIGN CURRENCY	3,296,153	-	281,460	(9,898)	(491,918)	3,304	(51,479)	(304,290)	47,139	3,736	1,551	2,775,758
TOTAL	17,723,836	42,182	2,834,551	(27,525)	(301,716)	13,554	(1,505,488)	(1,536,724)	1,091,592	609,249	15,160	18,958,671

(a)	Main events in 2024

Debentures

31st Issue Debentures:

As of March 05, 2024, the Company raised R$ 2,940.5 million from the 31st issue of simple, unsecured debentures, not convertible into shares, in three series, with the following characteristics:

	Value	Rate	Maturity
Series 1	507,000	CDI + 0.49% p.a.	2029
Series 2	1,734,467	CDI + 1.10% p.a.	2031
Series 3	699,011	CDI + 1.31% p.a.	2034
Total	2,940,478

The proceeds from the issue will be used to refinance financial commitments falling due in 2024 and to recompose and reinforce the cash position. The Debentures are characterized as “ESG bonds for the use of sustainable and blue resources”, based on the Company’s commitment to allocate the equivalent amount in projects described in the Sustainable Finance Framework.

The contract has a cross acceleration clause, i.e. the early maturity of any of the Company’s debts, in an individual or aggregate amount equal to or higher than R$ 198 million, adjusted by the IPCA inflation index as of the issue date, constitutes a default event and may result in the early maturity of the Debentures.

12th Issue Debentures

As of June 04, 2024, the Company made the early final amortization payment of the 12th issue debentures, totaling R$ 49,704.9 million, of which R$ 49,287.5 million in principal and R$ 417.4 million in interest.

23rd Issue Debentures

As of May 10, 2024, the Company made the final amortization payment of series 1 of the 23rd issue debentures, totaling R$ 519,439.9 million, of which R$ 491,755.0 million in principal and R$ 27,684.9 million in interest.

32nd Issue Debentures

As of September 10, 2024, the Company raised R$ 2,500.0 million from the 32nd issue of simple, unsecured debentures, not convertible into shares, in a single series, with the following characteristics:

	Value	Rate	Maturity
Single series	2,500,000	CDI + 0.30% p.a.	2026

The contract has a cross acceleration clause, i.e. the early maturity of any of the Company’s debts, in an individual or aggregate amount equal to or higher than R$ 203 million, adjusted by the IPCA inflation index as of the issue date, constitutes a default event and may result in the early maturity of the Debentures.

The covenants agreed upon for the 31st and 32nd Issues are:

Calculated every quarter, when disclosing the quarterly information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/financial expenses equal to or higher than 1.5;

Failure to comply with the financial indices above for at least two consecutive quarters, or for two non-consecutive quarters within twelve months (in which case the 30-day cure period does not apply), constitutes a default event that may lead to the early maturity of the Debentures, disposal of operating assets, termination of licenses, loss of concession or loss of the Company’s ability to execute and operate public sanitation services in areas of the São Paulo State which, individually or jointly during the term of the agreement, lead to a reduction of the Company’s net sales and/or service revenue of more than twenty- five percent (25%). The above limit will be calculated every quarter, taking into consideration the Company’s net operating income during the twelve (12) months before the end of each quarter and using the financial information disclosed by the Company. Failure to comply with the limit above constitutes a default event that may lead to the early maturity of the Debentures.

IDB INVEST 2020:

As of February 17, 2025, the Company paid the early partial amortization of the long-term tranche, totaling R$ 492,119, R$ 459,740 of which in principal and R$ 32,379 in interest.

Additionally, as of February 10, 2025, the spread of the medium-term tranche was renegotiated from DI + 1.90% to DI + 0.90% and became effective on February 18, 2025.

Impacts from the privatization:

The Company obtained prior and express consent through formalizations or contractual amendments to enable the change of its ownership structure without triggering the occurrence of early maturity outlined in the clauses of the respective contracts with the financial agents IDB INVEST, IBRD, IFC, JICA, BNDES, CEF, and the 22nd, 23rd, 24th, 26th, 27th, 28th, 29th, and 30th Issue Debentures.

Amendments to the contracts with IDB Invest and IDB Invest with PROPARCO were signed, changing the description and concept of Net Debt to align with the criterion already used by IFC, including in the net debt the net and low-risk financial investments, as well as considering the mark-to-market value of hedge operations on foreign currency-denominated debt.

The Indentures of the 22nd, 23rd, 24th, 26th, 27th, 28th, 29th, and 30th Issue Debentures were amended to change the definition of “Net Debt” used in the calculation of the “Net Debt/EBITDA” financial ratio, which will become effective with the following wording:

“Net Debt”: on any calculation date, means the total short-and long-term loans and financings of the Issuer less (i) accrued interest and financial charges; (ii) cash and cash equivalents; (iii) the balance of financial investments; and (iv) the net value of mark-to-market of hedge operations on foreign currency debt, to be informed by the Issuer.”

The 31st Issue Debentures will adopt the aforementioned definition of Net Debt, as permitted in its indenture.

FINEP:

As of April 26, 2024, the Company paid the final amortization of FINEP, totaling R$ 4,065.4, recorded under Other borrowings.

(b)	Leases

The Company has work service agreements which includes specific assets under lease terms. During the construction period, work costs are capitalized to contract assets and the lease amount is recorded in the same proportion.

After startup, the lease payment period starts (240 monthly installments), and the amount is periodically restated by the contracted price index.

The amounts payable for the right of use of assets are also recorded in this line, (See Note 15 (f)).

(c)	Financial commitments - Covenants

The table below shows the most restrictive covenants ratios as of December 31, 2024.

Covenants
Adjusted EBITDA / Adjusted Financial Expenses	Equal to or higher than 2.80
EBITDA / Financial Expenses Paid	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA	Equal to or lower than 3.80
Net Debt / Adjusted EBITDA	Equal to or lower than 3.50
Other Onerous Debt (1) / Adjusted EBITDA	Equal to or lower than 1.30

(1)	The contractual definition of “Other Onerous Debts” corresponds to the sum of pension plan obligations and healthcare plan, installment payments of tax debts, and installments payments of debts with the electricity supplier.

As of December 31, 2024 and 2023, the Company met the requirements set forth by its borrowings and financing agreements.

(d)	Borrowings and financing – Credit Limits

Agent	December 31, 2024
(in millions of reais (*))
Brazilian Federal Savings Bank	768
Brazilian Development Bank – BNDES	30
Inter-American Development Bank (IDB)	886
International Bank for Reconstruction and Development (IBRD)	1,060
BTG Pactual Bank	949
Other	4
TOTAL	3,697

(*)	Brazilian Central Bank’s exchange sell rate as of December 31, 2024 (US$ 1.00 = R$ 6.1923).

Financing resources contracted have specific purposes and are released for the execution of their respective investments, according to the progress of the works.

(e)	Derivative financial instruments

The Company contracted derivative financial instruments (hedge) with J.P. Morgan, which have been effective since December 12, 2024, to mitigate the exchange risk, with a corresponding CDI variation minus an interest percentage, as described in Note 5.1. As of December 31, 2024, 13 swap transactions were in effect, with a notional value of US$ 303,977 thousand and ¥ 36,787,581 thousand to hedge the interest rate and exchange rate changes, converting the financial charges into an average cost of approximately CDI - 0.36% p.a. For further details, see Note 5.1 (d).